Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Concentrations
Concentrations

NOTE 8 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of and cash deposits. The Company places its cash in banks at levels that, at times, may exceed federally insured limits. There were no balances in excess of FDIC insured levels as of September 30, 2016 and December 31, 2015. The Company has not experienced any losses in such accounts through September 30, 2016.

Geographic concentrations of sales

For the nine months ended September 30, 2016 and 2015, substantially all of the Company’s revenues was to customers located outside the United States. No other geographical area accounted for more than 10% of total sales during the nine months ended September 30, 2016 and 2015.

Customer concentrations

For the nine months ended September 30, 2016, two customers accounted for approximately 38.7% of total sales (19.0% and 19.7%, respectively). These two customers consist of one customer from the Company’s product segment and its only customer in the logistics services segment, respectively. For the nine months ended September 30, 2015, five customers accounted for approximately 87.4% of total sales (22.5%, 14.1%, 22.7%, 13.5% and 14.6%, respectively). A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition.

Vendor concentrations

For the nine months ended September 30, 2016 and 2015, the Company purchased all of its products from one supplier. The loss of this supplier may have a material adverse effect on the Company’s consolidated results of operations and financial condition.

NOTE 8 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of and cash deposits. The Company places its cash in banks at levels that, at times, may exceed federally insured limits. There were no balances in excess of FDIC insured levels as of December 31, 2015 and 2014. The Company has not experienced any losses in such accounts through December 31, 2015.

Geographic concentrations of sales

For the years ended December 31, 2015 and 2014, total sales in the United States represent approximately 73% and 89% of total consolidated revenues, respectively. No other geographical area accounted for more than 10% of total sales during the years ended December 31, 2015 and 2014.

Customer concentrations

For the year ended December 31, 2015, five customers accounted for approximately 85.3% of total sales (21.9%, 13.7%, 22.1%, 13.3% and 14.3%, respectively). The Company did not have customers in 2014. A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition.

Vendor concentrations

For the years ended December 31, 2015, the Company purchased all of its product from one supplier. The Company did not purchase any products during 2014. The loss of this supplier may have a material adverse effect on the Company’s consolidated results of operations and financial condition.